3. CHANGES IN ACCOUNTING POLICIES (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income	$ (90,936)	$ 505,053	$ 292,900
Adjustments to reconcile net loss to cash flows from operating activities
Depreciation	224,851	221,058	224,773
Tax expense	61,056	80,245	83,906
Interest expense	237,786	200,144	198,815
Other	(91,580)	(49,040)	(36,966)
Interest paid, net of capitalized interest and interest received	(176,417)	(195,248)	(152,261)
Net cash from operating activities	466,297	486,700	527,359
Cash flows used in investing activities
Satellite programs, including capitalized interest	(67,387)	(135,986)	(236,834)
Net cash used in investing activities	(103,307)	$ (164,613)	$ (286,096)
IFRS 15 [Member]
Cash flows from operating activities
Net (loss) income	10,601
Adjustments to reconcile net loss to cash flows from operating activities
Depreciation	(160)
Tax expense	4,301
Interest expense	25,328
Other	(40,070)
Interest paid, net of capitalized interest and interest received	2,046
Net cash from operating activities	2,046
Cash flows used in investing activities
Satellite programs, including capitalized interest	(2,046)
Net cash used in investing activities	(2,046)
Balance Without the Adoption of IFRS 15 [Member]
Cash flows from operating activities
Net (loss) income	(101,537)
Adjustments to reconcile net loss to cash flows from operating activities
Depreciation	225,011
Tax expense	56,755
Interest expense	212,458
Other	(51,510)
Interest paid, net of capitalized interest and interest received	(178,463)
Net cash from operating activities	464,251
Cash flows used in investing activities
Satellite programs, including capitalized interest	(65,341)
Net cash used in investing activities	$ (101,261)